Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
17.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to SunCar’s ordinary shareholders	$(5,675)	$(26,912)	$(68,663)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(994)	-	-
Numerator for basic and diluted net loss per share calculation	$(6,669)	$(26,912)	$(68,663)

Denominator:
Weighted average number of ordinary shares	81,600,000	85,441,057	95,996,861

Net loss from continuing operations attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$(0.31)	$(0.72)

Net loss from discontinued operations attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.01)	$-	$-

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.08)	$(0.31)	$(0.72)

For the year ended December 31, 2024, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in 2022, 2023 and 2024 are nil, 1,600,000 and 1,600,000, respectively.